Rights of use of assets (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
Total Right-of-use assets	$ 19,859
Non-current	19,859
Total	19,859	$ 14,124
Real Estate [Member]
Statement Line Items [Line Items]
Total Right-of-use assets	4,116
Telecommunications [Member]
Statement Line Items [Line Items]
Total Right-of-use assets	11,004
Machinery and equipment [Member]
Statement Line Items [Line Items]
Total Right-of-use assets	13
Other [Member]
Statement Line Items [Line Items]
Total Right-of-use assets	$ 4,726